UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  05/03/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        72
Form 13F Information Table Value Total:                  $672,611
                                                      (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  (x$1000)  PRN AMT    PRN   CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   --------------  ---------  --------  -------   ---   ---- ---------- --------  --------- ------ ----
ACACIA RESH CORP               ACACIA TCH COM  003881307    7109     170327   SH         SOLE                  164197   0     6130
ACI WORLDWIDE INC              COM             004498101   12379     307411   SH         SOLE                  296349   0    11062
AIR METHODS CORP               COM PAR $.06    009128307   15682     179739   SH         SOLE                  173279   0     6460
BALLY TECHNOLOGIES INC         COM             05874B107   12144     259757   SH         SOLE                  250412   0     9345
BBCN BANCORP INC               COM             073295107    1654     148604   SH         SOLE                  143259   0     5345
BRINKER INTL INC               COM             109641100   15220     552452   SH         SOLE                  532567   0    19885
CALAVO GROWERS INC             COM             128246105    1374      51315   SH         SOLE                   49470   0     1845
CARIBOU COFFEE INC             COM             142042209    6408     343751   SH         SOLE                  331381   0    12370
CENTENE CORP DEL               COM             15135B101   15310     312631   SH         SOLE                  301376   0    11255
CHINACAST EDU CORP             COM             16946T109    1932     455612   SH         SOLE                  439217   0    16395
CITIZENS REPUBLIC BANCORP IN   COM NEW         174420307   12775     818359   SH         SOLE                  788909   0    29450
CLEAN HARBORS INC              COM             184496107    9175     136266   SH         SOLE                  131366   0     4900
CLEARWIRE CORP NEW             CL A            18538Q105    8701    3816356   SH         SOLE                 3679026   0   137330
CONSTANT CONTACT INC           COM             210313102   11792     395848   SH         SOLE                  381603   0    14245
COOPER COS INC                 COM NEW         216648402   30109     368483   SH         SOLE                  355183   0    13300
DSW  INC                       CL A            23334L102   13486     246222   SH         SOLE                  237372   0     8850
DYCOM INDS INC                 COM             267475101    9494     406411   SH         SOLE                  391791   0    14620
ENERSYS                        COM             29275Y102   17902     516641   SH         SOLE                  498051   0    18590
ENTROPIC COMMUNICATIONS INC    COM             29384R105    2779     476750   SH         SOLE                  459435   0    17315
ESCO TECHNOLOGIES INC          COM             296315104    6554     178244   SH         SOLE                  171829   0     6415
EURONET WORLDWIDE INC          COM             298736109    6668     319179   SH         SOLE                  307707   0    11472
FARO TECHNOLOGIES INC          COM             311642102    6475     111005   SH         SOLE                  107005   0     4000
FINISH LINE INC                CL A            317923100    5292     249396   SH         SOLE                  240416   0     8980
FIRST CASH FINL SVCS INC       COM             31942D107   14663     341883   SH         SOLE                  329578   0    12305
GEVO INC                       COM             374396109    7057     767880   SH         SOLE                  740260   0    27620
GNC HLDGS INC                  COM CL A        36191G107    4201     120411   SH         SOLE                  116076   0     4335
GRAND CANYON ED INC            COM             38526M106    6392     359910   SH         SOLE                  346950   0    12960
GULFPORT ENERGY CORP           COM NEW         402635304    5769     198098   SH         SOLE                  190965   0     7133
HANESBRANDS INC                COM             410345102    4455     150821   SH         SOLE                  145392   0     5429
HERCULES OFFSHORE INC          COM             427093109   10069    2128727   SH         SOLE                 2052077   0    76650
HEXCEL CORP NEW                COM             428291108   12368     515133   SH         SOLE                  496613   0    18520
HOT TOPIC INC                  COM             441339108    7426     731584   SH         SOLE                  705234   0    26350
HURON CONSULTING GROUP INC     COM             447462102    6267     166850   SH         SOLE                  160845   0     6005
INTERMOLECULAR INC             COM             45882D109     928     149499   SH         SOLE                  144119   0     5380
INTERNAP NETWORK SVCS CORP     COM PAR $.001   45885A300    3602     489401   SH         SOLE                  471791   0    17610
KENEXA CORP                    COM             488879107    9447     302411   SH         SOLE                  291521   0    10890
KULICKE & SOFFA INDS INC       COM             501242101   15869    1276660   SH         SOLE                 1230720   0    45940
LSI CORPORATION                COM             502161102    5207     599932   SH         SOLE                  578332   0    21600
MASTEC INC                     COM             576323109    5130     283599   SH         SOLE                  273389   0    10210
MAXIMUS INC                    COM             577933104   10810     265787   SH         SOLE                  256222   0     9565
MEDIVATION INC                 COM             58501N101   16756     224245   SH         SOLE                  216170   0     8075
MEDNAX INC                     COM             58502B106    8433     113391   SH         SOLE                  109316   0     4075
MENS WEARHOUSE INC             COM             587118100    7693     198416   SH         SOLE                  191274   0     7142
MWI VETERINARY SUPPLY INC      COM             55402X105   15348     174414   SH         SOLE                  168139   0     6275
NCR CORP NEW                   COM             62886E108   20918     963537   SH         SOLE                  928872   0    34665
NETQIN MOBILE INC              ADR REPR CL A   64118U108    6377     599350   SH         SOLE                  577775   0    21575
NEWPORT CORP                   COM             651824104    5299     299059   SH         SOLE                  288289   0    10770
OCZ TECHNOLOGY GROUP INC       COM             67086E303   11796    1689944   SH         SOLE                 1629089   0    60855
OLD DOMINION FGHT LINES INC    COM             679580100    9911     207901   SH         SOLE                  200442   0     7459
ORTHOFIX INTL N V              COM             N6748L102    5225     139026   SH         SOLE                  134031   0     4995
OSI SYSTEMS INC                COM             671044105   19779     322659   SH         SOLE                  311044   0    11615
OXFORD INDS INC                COM             691497309   10260     201881   SH         SOLE                  194616   0     7265
PEBBLEBROOK HOTEL TR           COM             70509V100    7461     330426   SH         SOLE                  318541   0    11885
PERFICIENT INC                 COM             71375U101    1245     103661   SH         SOLE                   99926   0     3735
PMC-SIERRA INC                 COM             69344F106    6466     894295   SH         SOLE                  862095   0    32200
PREMIERE GLOBAL SVCS INC       COM             740585104    6747     746352   SH         SOLE                  719502   0    26850
RADWARE LTD                    ORD             M81873107    5460     145843   SH         SOLE                  140599   0     5244
RUBICON TECHNOLOGY INC         COM             78112T107    3080     295300   SH         SOLE                  284670   0    10630
RUSH ENTERPRISES INC           CL A            781846209    4921     231897   SH         SOLE                  223577   0     8320
SIGNET JEWELERS LIMITED        SHS             G81276100    5189     109758   SH         SOLE                  105808   0     3950
SKYWORKS SOLUTIONS INC         COM             83088M102    9394     339734   SH         SOLE                  327502   0    12232
SXC HEALTH SOLUTIONS CORP      COM             78505P100   13921     185710   SH         SOLE                  179022   0     6688
TEAM HEALTH HOLDINGS INC       COM             87817A107    3473     168912   SH         SOLE                  162837   0     6075
TEMPUR PEDIC INTL INC          COM             88023U101   16126     191002   SH         SOLE                  184132   0     6870
TERADYNE INC                   COM             880770102    8001     473722   SH         SOLE                  456666   0    17056
UNITED  NAT FOODS INC          COM             911163103    5035     107899   SH         SOLE                  104014   0     3885
URS CORP NEW                   COM             903236107    6214     146154   SH         SOLE                  140894   0     5260
VEECO INSTRS INC DEL           COM             922417100    4152     145190   SH         SOLE                  139960   0     5230
VELTI PLC ST HELIER            SHS             G93285107    5942     438510   SH         SOLE                  422720   0    15790
WESTERN REFNG INC              COM             959319104    5833     309937   SH         SOLE                  298777   0    11160
WMS INDS INC                   COM             929297109    5255     221445   SH         SOLE                  213470   0     7975
WOLVERINE WORLD WIDE INC       COM             978097103    5828     156756   SH         SOLE                  151116   0     5640